Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,328,250.74

Principal:
Principal Collections	$16,745,778.05
Prepayments in Full	$7,593,466.98
Liquidation Proceeds	$139,686.98
Recoveries	$15,725.62
Sub Total	$24,494,657.63
Collections	$25,822,908.37

Purchase Amounts:
Purchase Amounts Related to Principal	$26,314.54
Purchase Amounts Related to Interest	$41.05
Sub Total	$26,355.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,849,263.96

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,849,263.96
Servicing Fee	$513,963.30	$513,963.30	$0.00	$0.00	$25,335,300.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,335,300.66
Interest - Class A-2 Notes	$19,702.85	$19,702.85	$0.00	$0.00	$25,315,597.81
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$24,927,071.31
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$24,803,519.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,803,519.31
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$24,753,286.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,753,286.31
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$24,715,800.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,715,800.64
Regular Principal Payment	$22,087,280.90	$22,087,280.90	$0.00	$0.00	$2,628,519.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,628,519.74
Residual Released to Depositor	$0.00	$2,628,519.74	$0.00	$0.00	$0.00

Total		$25,849,263.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,087,280.90
Total					$22,087,280.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$22,087,280.90	$61.11	$19,702.85	$0.05	$22,106,983.75	$61.16
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$22,087,280.90	$20.98	$619,500.02	$0.59	$22,706,780.92	$21.57

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$32,388,245.95	0.0896139	$10,300,965.05	0.0285014
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$541,428,245.95	0.5143478	$519,340,965.05	0.4933653

Pool Information
Weighted Average APR	2.529%	2.536%
Weighted Average Remaining Term	42.62	41.81
Number of Receivables Outstanding	24,907	24,423
Pool Balance	$616,755,955.22	$592,116,195.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$569,101,125.42	$546,644,248.13
Pool Factor	0.5380927	0.5165956

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$45,471,947.65
Targeted Overcollateralization Amount	$72,775,230.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,775,230.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		30	$134,512.89
(Recoveries)		19	$15,725.62
Net Loss for Current Collection Period			$118,787.27
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2311%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3436%
Second Prior Collection Period			0.2298%
Prior Collection Period			0.3105%
Current Collection Period			0.2358%
Four Month Average (Current and Prior Three Collection Periods)			0.2799%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		631	$2,567,597.09
(Cumulative Recoveries)			$333,998.77
Cumulative Net Loss for All Collection Periods			$2,233,598.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1949%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,069.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,539.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	170	$5,298,981.54
61-90 Days Delinquent	0.10%	19	$570,474.28
91-120 Days Delinquent	0.01%	2	$51,476.13
Over 120 Days Delinquent	0.04%	8	$247,770.62
Total Delinquent Receivables	1.04%	199	$6,168,702.57

Repossession Inventory:
Repossessed in the Current Collection Period		9	$256,993.39
Total Repossessed Inventory		13	$327,783.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0906%
Prior Collection Period			0.1445%
Current Collection Period			0.1187%
Three Month Average			0.1180%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1469%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,518,760.32
2 Months Extended	86	$2,851,095.76
3+ Months Extended	19	$604,822.31

Total Receivables Extended	182	$5,974,678.39
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer